Income Taxes (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%	34.00%	34.00%
Net deferred income tax assets	$ 855	$ 420	$ 506